UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22192

Alternative Investment Partners Absolute Return Fund II A

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1.	Proxy Voting Record.

As of July 31, 2009, the Registrant had not yet commenced operations and thus did not hold portfolio investments.

The Registrant held no securities during the period July 1, 2008 through June 30, 2009 which required proxy votes and therefore there are no voting records to report.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND II A

By:	/s/ Randy Takian
	Name:	Randy Takian
	Title:	Principal Executive Officer

Date: August 14, 2009